Intangible assets (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Impairment of intangible assets
Impairment			$ 119,000,000
Carrying value	$ 19,728,000,000		$ 19,728,000,000	$ 20,833,000,000	$ 22,257,000,000
Duaklir and Eklira/Tudorza | Projected revenue fall by 20%
Impairment of intangible assets
Group's valuation model	20		20
Duaklir
Impairment of intangible assets
Impairment	$ 65,000,000
Carrying value	274,000,000		$ 274,000,000
Duaklir | Projected revenue fall by 20%
Impairment of intangible assets
Increase in impairment charge due to changes in assumptions of valuation model			60,000,000
Eklira/Tudorza
Impairment of intangible assets
Impairment	31,000,000
Carrying value	130,000,000		130,000,000
Eklira/Tudorza | Projected revenue fall by 20%
Impairment of intangible assets
Increase in impairment charge due to changes in assumptions of valuation model			30,000,000
FluMist
Impairment of intangible assets
Carrying value	258,000,000		$ 258,000,000
Reversal of impairment	$ 95,000,000
Launched products | Bydureon
Impairment of intangible assets
Impairment		$ 102,000,000
Carrying value		$ 612,000,000
Group's valuation model	10		10
Launched products | Bydureon | Projected revenue fall by 10%
Impairment of intangible assets
Group's valuation model	10		10
Increase in impairment charge due to changes in assumptions of valuation model			$ 100,000,000